Annual Total Returns- Vanguard Intermediate-Term Treasury Index Fund (ETF) [BarChart] - ETF - Vanguard Intermediate-Term Treasury Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.72%	2.63%	(2.73%)	4.23%	1.63%	1.12%	1.59%	1.31%	6.31%	7.66%